Equity-Accounted Investees - Additional Information (Details) - EUR (€) € in Thousands		12 Months Ended
	May 24, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint ventures [line items]
Name of joint venture		Wallbox-Fawsn New Energy Vehicle Charging Technology (Suzhou) Co., Ltd.
Date Of Incorporation Of Joint Venture		Jun. 15, 2019
Proportion of ownership interest in joint venture		50.00%
Percentage of sale of ownership interest in joint venture	50.00%
Sale of proportion of ownership interest in joint venture	€ 94
Share of profit (loss) of joint ventures accounted for using equity method	€ 390
Assets held for sale			€ 384